Restructuring - Restructuring Reserve (Detail) - Successor [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Beginning balance			$ 48.5	$ 98.4	$ 0.5	$ 98.4
Expense recorded	$ 14.5	$ 1.3	16.7	$ 1.4	120.7	8.5	$ 120.7
Payments made			(22.5)		(23.7)	(51.6)
Foreign Currency Changes			(4.1)		0.9	(6.8)
Ending balance	$ 38.6		$ 38.6		$ 98.4	$ 48.5	$ 98.4